Capital stock - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands					3 Months Ended	12 Months Ended
	Nov. 11, 2025 shares	Sep. 02, 2025 TWD ($) shares	May 13, 2025 TWD ($) shares	Jan. 21, 2025 shares	Mar. 31, 2025 TWD ($)	Dec. 31, 2025 TWD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Ordinary shares par value | $ / shares						$ 10
Number of shares outstanding						699,983,000	699,983,000	727,240,000	727,240,000
Number of shares issued and fully paid						704,523,000	704,523,000
Authorised capital | $						$ 9,700,000
Number of shares authorized						970,000,000	970,000,000
Paid in capital						$ 7,045,231	$ 224,585	$ 7,272,401
Repurchase of shares		12,717,000	9,105,000
Transaction amount for repurchasing shares | $		$ 365,223	$ 256,939		$ 321,705
Treasury shares transferred to employees	4,565,000					4,565,000
Reissued to the employees period.						5 years
Retired period						5 years
Treasury shares retired period of acquisition						6 months
Top of range [member]
Disclosure of classes of share capital [line items]
Repurchase of shares		15,000,000	15,000,000	10,000,000
Issue of treasury shares percentage						10.00%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						68,877,000	68,877,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each unit of ADS						20
Number of shares outstanding						3,443,872,000	3,443,872,000